Acquisition of Goods and Services	12 Months Ended
Dec. 31, 2017
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Acquisition of Goods and Services

NOTE 27—ACQUISITION OF GOODS AND SERVICES

Acquisition of goods and services amounted to 8,388 million euros in 2017, 7,793 million euros in 2016 and 8,532 million euros in 2015, increasing by 595 million euros from 2016 to 2017 compared to a decrease of 739 million euros from 2015 to 2016.

Details are as follows:

			Year ended December 31,
			2017	2016	2015
			(millions of euros)
Acquisition of raw materials and merchandise	(A)		1,863	1,614	1,811

Costs of services:
Revenues due to other TLC operators			1,737	1,686	1,713
Interconnection costs			28	26	24
Commissions, sales commissions and other selling expenses			1,109	937	984
Advertising and promotion expenses			277	294	414
Professional and consulting services			223	186	366
Utilities			467	484	483
Maintenance			242	289	334
Outsourcing costs for other services			513	447	455
Mailing and delivery expenses for telephone bills, directories and other materials to customers			96	100	84
Other service expenses			572	522	610

	(B)		5,264	4,971	5,467

Lease and rental costs:
Rent and leases			739	702	699
TLC circuit lease rents and rents for use of satellite systems			298	288	343
Other lease and rental costs			224	218	212

	(C)		1,261	1,208	1,254

Total	(A+B+C	)	8,388	7,793	8,532